UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    Meritage Group LP
Address: Pier 5, The Embarcadero, Suite 101
         San Francisco, CA 94111

13F File Number:  028-12802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Baxter-Simons
Title:   Chief Compliance Officer
Phone    (415) 399-5330
Signature, Place, and Date of Signing:

       Laura Baxter Simons      San Francisco, CA
       August 10, 2012
Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.




                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  39
Form 13F Information Table Value (x $1000) Total:  $1890672

LIST OF OTHER INCLUDED MANAGERS:

NO.      FORM 13F FILE NUMBER          NAME
___      ____________________          ________________
01       028-14947                     MWG GP LLC


       FORM 13F INFORMATION TABLE
                                                         VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x1000)   PRN AMT PRN CALL DSCREIN  MANAGERS     SOLE    SHARED   NONE
____________________________ ________________ _________ ________ ________ ___ ____ _______ ___________ ________ ________ ________
BANK OF NEW YORK MELLON CORP COM              064058100    10604   483100 SH       DEFINED   01          483100        0        0
BLACKSTONE GROUP L P         COM UNIT LTD     09253U108     1961   150000 SH       DEFINED   01          150000        0        0
BP PLC                       CALL             055622904    21665   534400 SH  C    DEFINED   01          534400        0        0
CANADIAN NAT RES LTD         CALL             136385901     9687   360800 SH  C    DEFINED   01          360800        0        0
CANADIAN NAT RES LTD         COM              136385101     1283    47778 SH       DEFINED   01           47778        0        0
CELANESE CORP DEL            COM SER A        150870103     2423    70000 SH       DEFINED   01           70000        0        0
CISCO SYS INC                COM              17275R102     1717   100000 SH       DEFINED   01          100000        0        0
COCA COLA CO                 PUT              191216950    10509   134400 SH  P    DEFINED   01          134400        0        0
COCA COLA ENTERPRISES INC NE COM              19122T109    97029  3460388 SH       DEFINED   01         3460388        0        0
DISCOVERY COMMUNICATNS NEW   COM SER C        25470F302    90829  1813312 SH       DEFINED   01         1813312        0        0
FACEBOOK INC                 CL A             30303M102     7338   236000 SH       DEFINED   01          236000        0        0
FIDELITY NATL INFORMATION SV COM              31620M106    90612  2658793 SH       DEFINED   01         2658793        0        0
FIRST SOLAR INC              COM              336433107      663    44000 SH       DEFINED   01           44000        0        0
FISERV INC                   COM              337738108   148258  2052872 SH       DEFINED   01         2052872        0        0
FUSION-IO INC                COM              36112J107     6789   325000 SH       DEFINED   01          325000        0        0
GOOGLE INC                   CL A             38259P508    13342    23000 SH       DEFINED   01           23000        0        0
INTEL CORP                   PUT              458140950    10737   402900 SH  P    DEFINED   01          402900        0        0
INTERCONTINENTALEXCHANGE INC COM              45865V100    15230   112000 SH       DEFINED   01          112000        0        0
ISHARES TR                   PUT              464287954    57055  1457900 SH  P    DEFINED   01         1457900        0        0
LIBERTY INTERACTIVE CORPORAT INT COM SER A    53071M104   122283  6879513 SH       DEFINED   01         6879513        0        0
MASTERCARD INC               CL A             57636Q104    59965   139417 SH       DEFINED   01          139417        0        0
MORGAN STANLEY               CALL             617446908     5622   385300 SH  C    DEFINED   01          385300        0        0
MOSAIC CO NEW                COM              61945C103     2738    50000 SH       DEFINED   01           50000        0        0
MSCI INC                     COM              55354G100    68318  2008162 SH       DEFINED   01         2008162        0        0
NEWS CORP                    CL A             65248E104   124643  5591900 SH       DEFINED   01         5591900        0        0
ORACLE CORP                  COM              68389X105    79695  2683342 SH       DEFINED   01         2683342        0        0
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR    71654V408     1834    97700 SH       DEFINED   01           97700        0        0
PHILIP MORRIS INTL INC       COM              718172109   144403  1654860 SH       DEFINED   01         1654860        0        0
PRAXAIR INC                  COM              74005P104   116246  1069124 SH       DEFINED   01         1069124        0        0
RESEARCH IN MOTION LTD       CALL             760975902     1478   200000 SH  C    DEFINED   01          200000        0        0
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506    12710   191500 SH       DEFINED   01          191500        0        0
SPDR GOLD TRUST              CALL             78463V907    14619    94200 SH  C    DEFINED   01           94200        0        0
SPDR GOLD TRUST              GOLD SHS         78463V107    26925   173500 SH       DEFINED   01          173500        0        0
SPDR S&P 500 ETF TR          PUT              78462F953   235462  1730000 SH  P    DEFINED   01         1730000        0        0
THERMO FISHER SCIENTIFIC INC COM              883556102    79425  1530060 SH       DEFINED   01         1530060        0        0
UNION PAC CORP               COM              907818108    56425   472930 SH       DEFINED   01          472930        0        0
VISA INC                     COM CL A         92826C839    67898   549200 SH       DEFINED   01          549200        0        0
WELLS FARGO & CO NEW         PUT              949746951     5016   150000 SH  P    DEFINED   01          150000        0        0
WILLIAMS COS INC DEL         COM              969457100    67237  2333000 SH       DEFINED   01         2333000        0        0